K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

May 9, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:	James E. O’Connor, Attorney/Advisor Division of Investment Management

Stone Ridge Trust (File Nos. 333-184477 and 811-22761)

Dear Mr. O’Connor:

On behalf of Stone Ridge Trust (the “Registrant”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, we hereby submit for filing by direct electronic transmission exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s Prospectus filed pursuant to Rule 497(c) on April 18, 2013 for Stone Ridge U.S. Variance Risk Premium Fund and Stone Ridge U.S. Small Cap Variance Risk Premium Fund.

Any questions or comments should be directed to Michael S. Caccese at (617) 261-3133 or to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano Clair E. Pagnano